Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Beginning Balance	£ 4,348	£ 6,418	£ 5,985
Issue of ordinary shares - share option schemes	5	7	11
Ending balance	£ 4,021	£ 4,348	£ 6,418
Beginning Balance	822,127	821,068
Issue of ordinary shares - share option schemes	923	1,059
Purchase of own shares	(20,996)
Ending Balance	802,054	822,127	821,068
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning Balance	£ 2,597	£ 2,590	£ 2,579
Issue of ordinary shares - share option schemes	5	7	11
Ending balance	2,602	2,597	2,590
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance	205	205
Purchase of own shares	(5)
Ending balance	£ 200	£ 205	£ 205